Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Sales of goods	$ 823,845	$ 824,802	$ 900,450
Net income from continued operations	32,682	602,935	(262,804)
Share in results	152,225	176,270	240,450
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Sales of goods	136,949	159,003	215,481
Net income from continued operations	2,673	(6,218)	20,377
Share in results	1,072	(2,493)	8,170
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Net income from continued operations	778,964	925,353	1,191,474
Share in results	$ 152,552	$ 181,221	$ 233,342